Fair Value Measurements (Details) - Schedule of financial instruments measured at fair value on a recurring basis - Financial Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Financial assets:
Total financial assets	$ 33,341
Financial liabilities:
Total financial liabilities	2,790	$ 93,812
Level 1 [Member]
Financial assets:
Total financial assets	33,341
Financial liabilities:
Total financial liabilities
Level 2 [Member]
Financial assets:
Total financial assets
Financial liabilities:
Total financial liabilities
Level 3 [Member]
Financial assets:
Total financial assets
Financial liabilities:
Total financial liabilities	2,790	93,812
Money Market Funds [Member]
Financial assets:
Total financial assets	33,341
Money Market Funds [Member] | Level 1 [Member]
Financial assets:
Total financial assets	33,341
Money Market Funds [Member] | Level 2 [Member]
Financial assets:
Total financial assets
Money Market Funds [Member] | Level 3 [Member]
Financial assets:
Total financial assets
Unvested founder shares liability [Member]
Financial liabilities:
Total financial liabilities	428
Unvested founder shares liability [Member] | Level 1 [Member]
Financial liabilities:
Total financial liabilities
Unvested founder shares liability [Member] | Level 2 [Member]
Financial liabilities:
Total financial liabilities
Unvested founder shares liability [Member] | Level 3 [Member]
Financial liabilities:
Total financial liabilities	428
Warrant liabilities [Member]
Financial liabilities:
Total financial liabilities	2,362	4,149
Warrant liabilities [Member] | Level 1 [Member]
Financial liabilities:
Total financial liabilities
Warrant liabilities [Member] | Level 2 [Member]
Financial liabilities:
Total financial liabilities
Warrant liabilities [Member] | Level 3 [Member]
Financial liabilities:
Total financial liabilities	$ 2,362	4,149
Convertible promissory notes and embedded warrants [Member]
Financial liabilities:
Total financial liabilities		89,663
Convertible promissory notes and embedded warrants [Member] | Level 1 [Member]
Financial liabilities:
Total financial liabilities
Convertible promissory notes and embedded warrants [Member] | Level 2 [Member]
Financial liabilities:
Total financial liabilities
Convertible promissory notes and embedded warrants [Member] | Level 3 [Member]
Financial liabilities:
Total financial liabilities		$ 89,663